MARKET RISK BENEFITS	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
MARKET RISK BENEFITS	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies as well as balances relating to funding agreements and a reinsurance assumed agreement that does not expose us to a reasonable possibility of a significant loss from insurance risk. Investment-type contracts principally include traditional individual fixed rate annuities and fixed index annuities in the accumulation phase and non-variable group annuity contracts.
The changes in policyholders’ account balances and the reconciliation to “Policyholders’ account balances” in the statements of financial position are as follows.

	2026			2025
AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	Annuities	Life Insurance	Total	Annuities	Life Insurance	Total
Balance, beginning of period	$88,320	$2,193	$90,513	$81,444	$2,107	$83,551
Acquisition from business combination	65	—	65	—	—	—
Issuances	6,229	7	6,236	7,062	26	7,088
Premiums received	71	216	287	71	218	289
Policy charges	(313)	(181)	(494)	(287)	(189)	(476)
Surrenders and withdrawals	(5,587)	(64)	(5,651)	(5,078)	(55)	(5,133)
Interest credited	1,754	64	1,818	1,468	51	1,519
Benefit payments	(669)	—	(669)	(568)	—	(568)
Other	(5)	—	(5)	4	—	4
Balance, end of period	$89,865	$2,235	$92,100	$84,116	$2,158	$86,274
Reconciling items:
Funding agreements			$3,509			$930
Embedded derivative and other			1,811			1,193
Total policyholders’ account balances			$97,420			$88,397

Weighted average crediting rate	4%	6%	3%	5%
Net amount at risk(1)	$13,803	$38,083	$12,907	$38,673
Cash surrender value	$82,860	$2,024	$77,655	$1,919
__________________________
(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF JUN. 30, 2026 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$2,997	$2,517	$3,866	$5,601	$—	$14,981
	1% - 2%	2,262	254	787	1,026	—	4,329
	2% - 3%	1,800	515	369	17,167	—	19,851
	Greater than 3%	1,541	5	11	5	—	1,562
	Other(1)	—	—	—	—	49,142	49,142
	Total	$8,600	$3,291	$5,033	$23,799	$49,142	$89,865

Life Insurance	1% - 2%	$42	$6	$68	$900	$—	$1,016
	2% - 3%	378	—	222	—	—	600
	Greater than 3%	602	—	—	17	—	619
	Total	$1,022	$6	$290	$917	$—	$2,235

AS OF JUN. 30, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,715	$2,668	$4,170	$4,868	$—	$15,421
	1% - 2%	1,569	307	1,008	1,596	—	4,480
	2% - 3%	1,931	373	217	11,323	—	13,844
	Greater than 3%	1,633	5	6	11	—	1,655
	Other(1)	—	—	—	—	48,716	48,716
	Total	$8,848	$3,353	$5,401	$17,798	$48,716	$84,116

Life Insurance	1% - 2%	$38	$2	$66	$791	$—	$897
	2% - 3%	423	—	221	—	—	644
	Greater than 3%	617	—	—	—	—	617
	Total	$1,078	$2	$287	$791	$—	$2,158
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(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.
MARKET RISK BENEFITS
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follow.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2026	2025
Balance, beginning of period	$3,362	$2,799
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	3,349	2,549
Issuances	(5)	(6)
Interest accrual	79	70
Attributed fees collected	153	121
Effect of changes in interest rates	(111)	51
Effect of changes in equity markets	120	98
Effect of changes in equity index volatility	2	(43)
Effect of changes in future expected policyholder behavior	7	68
Effect of changes in other future expected assumptions	2	7
Balance, end of period, before effect of changes in the instrument-specific credit risk	3,596	2,915
Effect of changes in the ending instrument-specific credit risk	(12)	278
Balance, end of period	3,584	3,193
Less: Reinsured MRB, end of period	(598)	(576)
Balance, end of period, net of reinsurance	$2,986	$2,617

Net amount at risk(1)	$13,341	$12,460
Weighted-average attained age of contract holders (years)	71	71
__________________________
(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2026			December 31, 2025
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,167	$(4,751)	$(3,584)	$1,174	$(4,536)	$(3,362)